Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2014
Schedule II Valuation Accounts

Schedule II

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2014, 2013 and 2012

(All currency expressed in United States dollars in thousands)

	Balance at Beginning of Year	Additions Charged to Expense (Recovery)	Additions/ (Deductions)	Balance at End of Year
December 31, 2012
Accounts receivable, allowance for doubtful accounts	$7,840	$1,525	$(1,340)	$8,025
December 31, 2013
Accounts receivable, allowance for doubtful accounts	$8,025	$8,084	$(1,218)	$14,891
December 31, 2014
Accounts receivable, allowance for doubtful accounts	$14,891	$(474)	$(2,278)	$12,139